UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2011	(Unaudited)

		Value
	Shares	(000)

Common Stock (95.5%)
Banks (6.1%)
US Bancorp	237,000	$6,176
Wells Fargo	241,000	6,734

		12,910

Basic Industry (13.7%)
Danaher	125,000	6,139
Harsco	226,000	6,195
Honeywell International	115,000	6,106
Ingersoll-Rand	120,000	4,490
United Technologies	70,000	5,799

		28,729

Energy (3.9%)
Range Resources	126,000	8,210

Food (8.1%)
Kellogg	133,000	7,419
Nestle ADR	150,000	9,563

		16,982

Health Care (11.4%)
Baxter International	100,000	5,817
Gilead Sciences*	137,600	5,829
Johnson & Johnson	86,100	5,578
St. Jude Medical	145,000	6,743

		23,967

Materials (2.7%)
Vulcan Materials	165,000	5,658

Media (9.3%)
Omnicom Group	189,020	8,869
Viacom, Cl B	220,000	10,652

		19,521

Miscellaneous (15.9%)
Berkshire Hathaway, Cl A*	41	4,571
Berkshire Hathaway, Cl B*	81,550	6,049
Brookfield Asset Management, Cl A	190,000	5,991
Leucadia National	262,410	8,835
Onex	210,150	7,920

		33,366

Miscellaneous Consumer (4.4%)
Reckitt Benckiser Group(1)	165,000	9,363

Real Estate Investment Trust (3.2%)
General Growth Properties	400,000	6,724

Schedule of Investments	FMC Select Fund

July 31, 2011	(Unaudited)

	Shares/Face
	Amount	Value
	(000)	(000)

Retail (10.8%)
Autozone*	22,300	$6,365
CVS Caremark	247,500	8,997
Staples	460,000	7,388

		22,750

Technology (6.0%)
Adobe Systems*	195,000	5,405
International Business Machines	40,000	7,274

		12,679

Total Common Stock (Cost $148,092)		200,859

Residential Mortgage Obligations (0.6%)
Chase Mortgage Finance Corporation, Ser S1, Cl 1A18 5.500%, 05/25/35	$949	864
Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6 5.500%, 01/25/35	416	384
GSR Mortgage Loan Trust, Ser 6F, Cl A1 3.000%, 09/25/32	15	15

Total Residential Mortgage Obligations (Cost $1,387)		1,263

U.S. Government Mortgage-Backed Obligation (0.0%)
Government National Mortgage Association, Ser 58, Cl VA 5.500%, 10/16/13 (Cost $44)	43	45

Short-Term Investment (6.1%)
Dreyfus Treasury Prime Cash Management Fund, 0.001% (2) (Cost $12,749)	12,749,096	12,749

Total Investments (102.2%) (Cost $162,272)†		$214,916

Percentages are based on Net Assets (in thousands) of $210,296.

*	Non-income producing security.

(1)	Security is traded on a foreign stock exchange.

(2)	The rate shown is the 7-day effective yield as of July 31, 2011.
ADR — American Depositary Receipt
Cl — Class
Ser — Series

†	At July 31, 2011, the tax basis cost of the Fund’s investments (in thousands) was $162,272 and the unrealized appreciation (depreciation) (in thousands) were $56,841 and $(4,197), respectively.

Schedule of Investments	FMC Select Fund

July 31, 2011	(Unaudited)
The following is a summary of the investment classifications used as of July 31, 2011 in valuing the Fund’s investments (in thousands) carried at value:

Investments in securities	Level 1	Level 2	Level 3	Total

Common Stock	$200,859	$—	$—	$200,859
Residential Mortgage Obligations	—	1,263	—	1,263
U.S. Government Mortgage-Backed Obligation	—	45	—	45
Short-Term Investment	12,749	—	—	12,749

Total	$213,608	$1,308	$—	$214,916

For the period ended July 31, 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.
Amounts designated as “—” are $0 or have been rounded to $0.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
FMC-QH-002-1600

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President
Date: September 28, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson Philip T. Masterson
President

Date: September 28, 2011

By (Signature and Title)	/s/ Michael Lawson Michael Lawson
Treasurer, Controller & CFO
Date: September 28, 2011